Schedule of Investments (unaudited) November 30, 2021	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.1%

Utilities — 0.1%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$525	$622,874

New York — 135.1%

Corporate — 4.1%
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	8,560	12,108,582
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(a)	970	1,001,832
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	525	650,955
AMT, 5.00%, 10/01/40	1,485	1,812,200
New York Transportation Development Corp., Refunding ARB
AMT, 2.25%, 08/01/26	1,830	1,869,543
AMT, 3.00%, 08/01/31	1,465	1,575,596

		19,018,708

County/City/Special District/School District — 29.5%
City of New York, GO
Series A-1, 5.00%, 08/01/47	2,275	2,923,223
Series F-1, 4.00%, 03/01/40	1,200	1,436,089
Series F-1, 5.00%, 03/01/50	2,270	2,882,285
Sub-Series D-1, 5.00%, 08/01/31	945	1,017,714
Sub-Series D-1, 5.00%, 10/01/33	2,770	2,780,241
Sub-Series F-1, 5.00%, 04/01/43	4,550	5,568,540
City of New York, Refunding GO
Series E, 5.00%, 02/01/23(b)	2,000	2,111,258
Series E, 5.50%, 08/01/25	2,710	2,946,236
Series E, 5.00%, 08/01/32	2,000	2,153,030
Series I, 5.00%, 08/01/22(b)	490	505,684
City of Yonkers New York, GO
Series B, (AGM), 4.00%, 02/15/36	170	205,039
Series B, (AGM), 4.00%, 02/15/37	275	330,105
Series B, (AGM), 4.00%, 02/15/38	295	353,295
Series B, (AGM), 3.00%, 02/15/39	275	300,527
County of Nassau New York, GO
Series A, 5.00%, 01/15/31	1,400	1,681,665
Series B, (AGM), 5.00%, 07/01/45	1,815	2,214,857
County of Nassau New York, Refunding GO
Series A, (AGM), 4.00%, 04/01/50	3,720	4,391,877
Series C, 5.00%, 10/01/31	1,980	2,417,909
County of Suffolk New York, Refunding GO, Catholic Health Services, (BAM), 2.00%, 06/15/34	3,250	3,218,709
Erie County Industrial Development Agency, Refunding RB, Series A, (SAW), 5.00%, 05/01/28	1,685	1,966,186
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/39	2,285	2,725,610
Series A, 5.00%, 02/15/42	5,975	7,097,924
Series A, 4.00%, 02/15/44	2,360	2,672,327
Ithaca City School District, Refunding GO
(BAM SAW), 2.00%, 06/15/33	365	367,855
(BAM SAW), 2.00%, 06/15/34	720	719,505
Mahopac Central School District, Refunding GO, (SAW), 2.00%, 06/01/32	555	575,864
New York City Industrial Development Agency, RB, CAB, (AGC), 0.00%, 03/01/39(c)	1,380	929,631

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York City Industrial Development Agency, Refunding RB, 3.00%, 03/01/49	$1,830	$1,893,056
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 11/01/38	950	1,029,120
Series A-2, 5.00%, 08/01/38	3,440	4,181,464
Sub-Series A-1, 5.00%, 08/01/40	860	1,063,889
Sub-Series A-3, 4.00%, 08/01/43	2,790	3,189,988
Sub-Series B-1, 5.00%, 11/01/35	2,100	2,320,693
Sub-Series B-1, 5.00%, 11/01/36	1,690	1,866,581
Sub-Series B-1, 5.00%, 11/01/38	1,455	1,688,033
Sub-Series E-1, 5.00%, 02/01/39	2,730	3,295,940
Sub-Series E-1, 5.00%, 02/01/43	2,510	2,995,921
Sub-Series F-1, 5.00%, 05/01/42	8,825	10,589,215
New York Convention Center Development Corp., RB, CAB(c)
Series B, Sub Lien, 0.00%, 11/15/32	565	448,083
Series B, Sub Lien, 0.00%, 11/15/42	2,185	1,235,858
Series B, Sub Lien, 0.00%, 11/15/47	5,600	2,611,638
Series B, Sub Lien, 0.00%, 11/15/48	2,665	1,232,944
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55	2,485	949,104
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/56	3,765	1,393,532
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/40	6,150	7,037,328
5.00%, 11/15/45	12,215	13,901,354
New York Liberty Development Corp., Refunding RB, Series 1, Class 1, 5.00%, 11/15/44(d)	5,075	5,553,674
New York State Dormitory Authority, RB, Series A, 5.00%, 02/15/23(b)	4,995	5,281,867
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 07/01/22(b)	1,490	1,531,753
South Glens Falls Central School District, Refunding GO
Series A, (SAW), 2.00%, 07/15/34	1,160	1,165,658
Series A, (SAW), 2.00%, 07/15/35	685	684,679
Town of Oyster Bay New York, Refunding GO, Series A, (AGM), 2.00%, 03/01/35	465	461,617
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 08/01/23(b)	2,840	3,062,980

		137,159,154

Education — 14.5%
Albany Capital Resource Corp., Refunding RB
4.00%, 07/01/41	740	804,559
4.00%, 07/01/51	765	816,444
Series A, 5.00%, 12/01/30	250	278,274
Series A, 5.00%, 12/01/32	100	111,121
Series A, 4.00%, 12/01/34	110	118,385
Build NYC Resource Corp., RB, 4.00%, 06/15/41	415	460,746
Build NYC Resource Corp., Refunding RB
4.00%, 08/01/42	525	594,877
5.00%, 08/01/47	535	636,649
Series A, 5.00%, 06/01/43	450	495,076
Dobbs Ferry Local Development Corp., RB, 5.00%, 07/01/39	750	827,454
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	570	698,207
5.00%, 07/01/48	855	1,046,213

1

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Dutchess County Local Development Corp., Refunding RB
5.00%, 07/01/42	$985	$1,178,939
4.00%, 07/01/46	1,865	2,115,294
Hempstead Town Local Development Corp., Refunding RB
5.00%, 07/01/47	1,030	1,237,236
Series A, 3.00%, 07/01/51	2,320	2,433,877
Madison County Capital Resource Corp., RB
Series B, 5.00%, 07/01/40	685	782,645
Series B, 5.00%, 07/01/43	2,480	2,826,612
Monroe County Industrial Development Corp., Refunding RB
Series A, 5.00%, 07/01/23(b)	1,240	1,332,689
Series A, 4.00%, 07/01/39	350	386,861
New York State Dormitory Authority RB(e)
5.00%, 07/01/46	250	311,666
5.00%, 07/01/51	590	732,989
New York State Dormitory Authority, RB
1st Series, (AMBAC), 5.50%, 07/01/40	3,500	5,282,718
Series B, 5.00%, 07/01/22(b)	3,000	3,084,063
New York State Dormitory Authority, Refunding RB
5.00%, 07/01/44	1,900	2,090,703
Series A, 5.00%, 07/01/22(b)	7,180	7,381,191
Series A, 5.25%, 07/01/23(b)	11,190	12,070,541
Series A, 5.00%, 07/01/27(b)	1,540	1,835,247
Series A, 5.00%, 07/01/35	1,030	1,178,794
Series A, 4.00%, 07/01/37	510	563,068
Series A, 5.00%, 07/01/37	2,005	2,278,492
Series A, 5.00%, 07/01/43	1,520	1,723,581
Onondaga County Trust for Cultural Resources, RB, 5.00%, 12/01/21(b)	2,235	2,235,000
Orange County Funding Corp., Refunding RB
Series A, 5.00%, 07/01/37	715	731,566
Series A, 5.00%, 07/01/42	445	454,932
Troy Capital Resource Corp., Refunding RB
4.00%, 09/01/30	190	229,909
4.00%, 09/01/31	105	126,911
4.00%, 09/01/32	160	192,863
4.00%, 09/01/33	45	54,079
4.00%, 09/01/34	75	89,934
4.00%, 09/01/35	90	107,747
4.00%, 09/01/36	125	149,428
4.00%, 09/01/40	1,320	1,557,836
Trust for Cultural Resources of The City of New York, Refunding RB
Series A, 5.00%, 07/01/37	1,775	1,965,390
Series A, 5.00%, 07/01/41	750	828,439
Yonkers Economic Development Corp., Refunding RB
Series A, 5.00%, 10/15/40	320	384,808
Series A, 5.00%, 10/15/50	540	638,886

		67,462,939

Health — 5.4%
Dutchess County Local Development Corp., RB, Series B, 4.00%, 07/01/41	4,595	5,071,671
Dutchess County Local Development Corp., Refunding RB
Series B, 4.00%, 07/01/37	260	301,219
Series B, 4.00%, 07/01/38	275	317,614
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	240	263,039

Security	Par (000)	Value

Health (continued)
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	$545	$600,949
5.00%, 12/01/46	800	931,794
Series A, 5.00%, 12/01/37	1,180	1,230,025
Monroe County Industrial Development Corp., Refunding RB
3.00%, 12/01/40	1,010	1,057,922
4.00%, 12/01/46	2,415	2,742,587
New York State Dormitory Authority, RB
Series C, 4.25%, 05/01/39	1,000	1,015,285
Series D, 4.25%, 05/01/39	685	695,470
New York State Dormitory Authority, Refunding RB
4.00%, 07/01/45	675	727,320
1st Series, 5.00%, 07/01/42	2,200	2,656,676
Series A, 5.00%, 05/01/32	2,645	3,019,352
Oneida County Local Development Corp., Refunding RB, (AGM), 3.00%, 12/01/44	2,540	2,680,030
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	460	510,966
Westchester County Local Development Corp., Refunding RB, 5.00%, 07/01/46(d)	1,140	1,225,620

		25,047,539

Housing — 10.8%
New York City Housing Development Corp., RB, M/F Housing
4.00%, 11/01/43	640	686,396
Series A, (HUD SECT 8), 2.70%, 08/01/45	225	225,444
Series A, 2.90%, 11/01/50	2,725	2,744,350
Series B-1, 5.25%, 07/01/32	6,505	6,946,403
Series B-1, 5.00%, 07/01/33	1,375	1,465,405
Series D-1-B, 4.20%, 11/01/40	450	471,874
Series F-1, (FHA 542(C)), 2.60%, 11/01/56	4,545	4,310,714
Series G-1, 3.90%, 05/01/45	450	462,222
Series H, 2.55%, 11/01/45	1,055	1,032,096
Series H, 2.60%, 11/01/50	1,810	1,746,134
Series I-1, (FHA 542 (C)), 2.55%, 11/01/45	3,180	3,111,328
Series I-1-A, 3.95%, 11/01/36	450	483,530
Series I-1-A, 4.05%, 11/01/41	450	483,477
Series J, 3.05%, 11/01/49	595	603,714
New York City Housing Development Corp., Refunding RB, Series F-1-A, 3.30%, 11/01/46	460	470,453
New York City Housing Development Corp., Refunding RB, M/F Housing
Series B-1-A, 3.65%, 11/01/49	1,040	1,085,442
Series B-1-A, 3.75%, 11/01/54	1,435	1,499,163
New York State Housing Finance Agency, RB, M/F Housing
Series B, (GNMA/FNMA/FHLMC SONYMA COLL), 4.00%, 11/01/42	845	905,087
Series C, (SONYMA GNMA/FNMA/FHLMC), 3.38%, 11/01/49	170	174,951
Series D, (SONYMA), 3.80%, 11/01/49	1,700	1,808,977
Series E, (SONYMA), 3.80%, 11/01/49	945	1,005,578
Series H, 4.15%, 11/01/43	1,375	1,508,066
Series H, 4.20%, 11/01/48	905	984,773
Series M-1, (SONYMA FHA 542(C)), 2.65%, 11/01/54	1,635	1,619,288
Series P, 3.15%, 11/01/54	1,100	1,122,360
Series A, AMT, 4.65%, 11/15/38	1,000	1,002,736
State of New York Mortgage Agency RB, (SONYMA), 2.70%, 10/01/47	1,365	1,375,889

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
State of New York Mortgage Agency, RB, S/F Housing, Series 225, 2.45%, 10/01/45	$400	$396,281
State of New York Mortgage Agency, Refunding RB
Series 218, AMT, 3.60%, 04/01/33	905	974,597
Series 218, AMT, 3.85%, 04/01/38	160	169,248
State of New York Mortgage Agency, Refunding RB, S/F Housing
Series 190, 3.80%, 10/01/40	1,395	1,415,353
Series 231, 2.50%, 10/01/46	3,000	2,973,807
AMT, 2.00%, 04/01/30	855	858,461
Series 194, AMT, 3.80%, 04/01/28	2,065	2,160,163
Yonkers Industrial Development Agency, RB, AMT,
(SONYMA), 5.25%, 04/01/37	2,000	2,006,356

		50,290,116

Other — 4.3%
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,410	5,788,722
New York City Industrial Development Agency, Refunding RB, Series A, AMT, 5.00%, 07/01/28	820	839,667
New York Liberty Development Corp. Refunding RB, 2.75%, 11/15/41	2,250	2,292,493
New York Liberty Development Corp., Refunding RB
2.88%, 11/15/46	1,625	1,655,139
3.00%, 11/15/51	4,860	5,052,198
Class 1, 4.00%, 09/15/35	885	894,237
Class 2, 5.00%, 09/15/43	3,430	3,469,061

		19,991,517

State — 10.9%
Hudson Yards Infrastructure Corp. Refunding RB,
4.00%, 02/15/44	910	1,095,920
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/38	5,045	5,885,643
New York State Dormitory Authority, RB
Series 2015B-C, 5.00%, 03/15/37	1,500	1,734,132
Series A, 5.00%, 03/15/41	7,125	8,529,359
Series A, 5.00%, 02/15/42	7,500	8,853,570
Series B, 5.00%, 03/15/37	3,000	3,039,414
Series B, 5.00%, 03/15/38	1,000	1,203,957
Series B, 5.00%, 03/15/39	1,465	1,763,905
Series B, 5.00%, 03/15/42	4,600	4,659,115
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/46	5,100	5,966,159
Series C, 5.00%, 03/15/38	100	123,188
Series E, 5.00%, 03/15/41	2,800	3,489,755
New York State Urban Development Corp., RB,
Series C, 5.00%, 03/15/32	2,000	2,117,808
Sales Tax Asset Receivable Corp., Refunding RB,
Series A, 4.00%, 10/15/24(b)	2,070	2,280,028

		50,741,953

Tobacco — 2.6%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	1,875	1,942,939
5.00%, 06/01/48	680	702,499
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	2,010	2,259,799
Series A-2-B, 5.00%, 06/01/51	765	852,366

Security	Par (000)	Value

Tobacco (continued)
New York Counties Tobacco Trust VI, Refunding RB (continued)
Series B, 5.00%, 06/01/41	$575	$652,595
Niagara Tobacco Asset Securitization Corp., Refunding RB
5.25%, 05/15/34	1,495	1,655,667
5.25%, 05/15/40	1,500	1,635,414
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/35	260	307,284
Westchester Tobacco Asset Securitization Corp.,
Refunding RB, Sub-Series C, 4.00%, 06/01/42	2,135	2,327,906

		12,336,469

Transportation — 36.3%
Buffalo & Fort Erie Public Bridge Authority, RB
5.00%, 01/01/42	1,565	1,853,331
5.00%, 01/01/47	750	886,087
Metropolitan Transportation Authority, RB
Series A, 5.00%, 05/15/23(b)	3,000	3,206,811
Series A, 5.00%, 11/15/42	3,500	4,198,600
Series A-1, 5.25%, 11/15/23(b)	3,240	3,552,032
Series B, 5.25%, 11/15/44	1,000	1,093,588
Series E, 5.00%, 11/15/38	8,750	9,377,366
Sub-Series B-3, 5.00%, 11/15/23(b)	1,000	1,091,442
Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 11/15/41	1,000	1,037,554
Series A, (AGM), 4.00%, 11/15/46	855	970,646
Series A1, 5.00%, 11/15/37	1,500	1,766,880
Series C-1, 4.75%, 11/15/45	1,505	1,804,165
Series C-1, 5.00%, 11/15/56	1,920	2,222,769
Series D, 5.00%, 11/15/30	885	922,126
Sub-Series B-1, 5.00%, 11/15/31	4,000	4,352,060
Sub-Series B-1, 5.00%, 11/15/51	2,360	2,778,902
Sub-Series B-2, 4.00%, 11/15/34	2,500	2,884,450
Sub-Series C-1, 5.00%, 11/15/34	1,845	2,106,359
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	11,500	11,520,516
New York State Thruway Authority RB, 3.00%, 01/01/51	4,110	4,353,234
New York State Thruway Authority, RB
Series N, 5.00%, 01/01/35	450	573,831
Series A, Junior Lien, 5.00%, 01/01/41	1,770	2,039,238
Series A, Junior Lien, 5.25%, 01/01/56	1,080	1,247,386
New York State Thruway Authority, Refunding RB
Series I, 5.00%, 01/01/22(b)	8,040	8,071,337
Series J, 5.00%, 01/01/41	5,000	5,443,675
Series K, 5.00%, 01/01/29	1,750	1,989,001
Series K, 5.00%, 01/01/31	1,000	1,134,722
Series L, 5.00%, 01/01/35	810	993,495
Series B, Subordinate, 3.00%, 01/01/53	225	236,128
Series B, Subordinate, 4.00%, 01/01/53	815	932,815
New York Transportation Development Corp., ARB
Series A, AMT, (AGM-CR), 4.00%, 07/01/41	1,250	1,340,475
Series A, AMT, 5.00%, 07/01/41	1,805	1,990,948
Series A, AMT, 5.00%, 07/01/46	1,885	2,076,806
Series A, AMT, 5.25%, 01/01/50	11,605	12,851,307
New York Transportation Development Corp., RB, AMT, 4.00%, 04/30/53	1,535	1,755,188
New York Transportation Development Corp., Refunding RB
5.00%, 12/01/32	1,550	1,974,847
5.00%, 12/01/33	1,350	1,716,290

3

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
New York Transportation Development Corp., Refunding RB (continued)
5.00%, 12/01/36	$2,125	$2,677,007
Series A, Class A, AMT, 4.00%, 12/01/41	225	255,757
Series A, Class A, AMT, 4.00%, 12/01/42	225	254,386
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/34	100	122,733
AMT, 5.00%, 04/01/35	90	110,311
AMT, 5.00%, 04/01/36	95	116,234
AMT, 5.00%, 04/01/37	110	134,317
AMT, 5.00%, 04/01/38	55	67,073
AMT, 5.00%, 04/01/39	80	97,197
Port Authority of New York & New Jersey, ARB,
Consolidated, 220th Series, AMT, 4.00%, 11/01/59	4,905	5,517,747
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 183th Series, 4.00%, 06/15/44	1,500	1,616,172
Series 179, 5.00%, 12/01/38	1,390	1,508,852
Series 211th, 4.00%, 09/01/43	5,000	5,820,710
178th Series, AMT, 5.00%, 12/01/43	750	810,356
195th Series, AMT, 5.00%, 04/01/36	1,400	1,656,969
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	285	295,202
Consolidated, 206th Series, AMT, 5.00%, 11/15/42	2,375	2,864,091
Series 178th, AMT, 5.00%, 12/01/33	1,000	1,085,971
Series 223, AMT, 4.00%, 07/15/40	2,825	3,343,944
Triborough Bridge & Tunnel Authority, RB
Series A, 4.00%, 11/15/54	950	1,113,530
Series B, 5.00%, 11/15/40	940	1,089,276
Series B, 5.00%, 11/15/45	820	946,497
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/36	1,000	1,043,388
Series A, 5.00%, 11/15/41	5,000	5,855,435
Series A, 5.25%, 11/15/45	1,280	1,465,580
Series A, 5.00%, 11/15/50	3,000	3,399,513
Series B, 5.00%, 11/15/38	8,225	9,934,213
Series C, 5.00%, 11/15/37	870	1,098,245
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series B, 0.00%, 11/15/32(c)	7,670	6,327,673

		168,974,786

Utilities — 16.7%
Long Island Power Authority, RB
5.00%, 09/01/35	1,000	1,237,714
5.00%, 09/01/36	825	999,068
5.00%, 09/01/37	3,175	3,928,326
5.00%, 09/01/42	280	337,652
5.00%, 09/01/47	905	1,087,450
Long Island Power Authority, Refunding RB
Series B, 5.00%, 09/01/41	475	558,269
Series B, 5.00%, 09/01/46	660	773,373
New York City Water & Sewer System, RB
3.00%, 06/15/50	2,250	2,396,327
Series DD-1, 4.00%, 06/15/49	1,135	1,307,526
Series DD-1, 3.00%, 06/15/50	795	844,045
Series CC-1, Subordinate, 3.00%, 06/15/51	2,270	2,416,431
Series CC-1, Subordinate, 4.00%, 06/15/51	4,545	5,366,245
New York City Water & Sewer System, Refunding RB
Series DD, 5.25%, 06/15/47	3,850	4,638,553
Series EE, 5.00%, 06/15/40	4,290	5,281,123

Security	Par (000)	Value

Utilities (continued)
New York City Water & Sewer System, Refunding RB (continued)
Series FF, 5.00%, 06/15/40	$2,000	$2,487,676
Series HH, 5.00%, 06/15/39	2,250	2,580,664
Sub-Series AA-1, 3.00%, 06/15/50	1,370	1,461,378
New York State Environmental Facilities Corp., RB
Series B, 5.00%, 09/15/40	3,170	3,606,702
Series B, Subordinate, 5.00%, 06/15/48	1,120	1,390,244
New York State Environmental Facilities Corp., Refunding RB
Series A, 5.00%, 06/15/40	1,545	1,772,583
Series A, 5.00%, 06/15/45	7,935	9,073,220
Series A, Subordinate, 4.00%, 06/15/46	1,000	1,128,595
Suffolk County Water Authority RB, Series B, 3.00%, 06/01/45	4,500	4,849,740
Utility Debt Securitization Authority, Refunding RB,
Series TE, Restructured, 5.00%, 12/15/41	15,490	16,840,743
Western Nassau County Water Authority, RB, Series A, 5.00%, 04/01/25(b)	1,065	1,223,596

		77,587,243

Total Municipal Bonds in New York		628,610,424

Puerto Rico — 4.9%

State — 4.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	783	892,893
Series A-1, Restructured, 5.00%, 07/01/58	5,368	6,170,462
Series A-2, Restructured, 4.33%, 07/01/40	10,319	11,604,025
Series A-2, Restructured, 4.78%, 07/01/58	390	445,110
Series B-1, Restructured, 4.75%, 07/01/53	620	705,665
Series B-2, Restructured, 4.78%, 07/01/58	601	683,326
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	6,358	2,122,491

Total Municipal Bonds in Puerto Rico		22,623,972

Total Municipal Bonds — 140.1% (Cost: $600,368,048)		651,857,270

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

New York — 19.4%

County/City/Special District/School District — 0.6%
City of New York, GO, Sub-Series I-1, 5.00%, 03/01/36	2,500	2,748,210

Education — 1.7%
Monroe County Industrial Development Corp.,
Refunding RB, 4.00%, 07/01/50	4,888	5,676,061
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 08/01/23(b)	1,981	2,136,812

		7,812,873

Housing — 3.4%
New York City Housing Development Corp., RB, M/F Housing, Series C-1A, 4.00%, 11/01/53	2,267	2,371,126
New York City Housing Development Corp., Refunding RB, Series A, 4.25%, 11/01/43	3,630	3,973,848
New York City Housing Development Corp., Refunding RB, M/F Housing, Series B-1-A, 3.85%, 05/01/58	2,175	2,279,533

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
New York State Housing Finance Agency, RB, M/F Housing, Series I, 4.05%, 11/01/48	$4,543	$4,894,104
New York State Housing Finance Agency, Refunding RB, Series C, 3.85%, 11/01/39	2,002	2,191,402
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 192, 3.80%, 10/01/31	360	372,748

		16,082,761

State — 4.9%
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/32	2,000	2,490,809
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/40(g)	2,950	3,662,175
New York State Urban Development Corp., Refunding RB, Series A, 5.00%, 03/15/45	1,471	1,687,554
Sales Tax Asset Receivable Corp., Refunding RB(b)
Series A, 4.00%, 10/15/24	6,000	6,608,778
Series A, 5.00%, 10/15/24	7,380	8,341,924

		22,791,240

Transportation — 5.7%
New York Liberty Development Corp., Refunding RB, Class 1, 5.00%, 09/15/40	2,610	2,644,089
New York State Thruway Authority, Refunding RB, Subordinate, Series B, 4.00%, 01/01/45(g)	4,948	5,707,543
Port Authority of New York & New Jersey, ARB, AMT, Series 221, 4.00%, 07/15/60	2,325	2,637,899
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	3,405	3,938,361
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	10,000	11,698,015

		26,625,907

Utilities — 3.1%
New York City Water & Sewer System, Refunding RB, 5.00%, 06/15/38(g)	1,151	1,399,853
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	5,446	6,327,794
Utility Debt Securitization Authority, Refunding RB
Series A, Restructured, 5.00%, 12/15/35	3,000	3,558,729
Series B, 4.00%, 12/15/35	2,600	2,968,922

		14,255,298

Total Municipal Bonds in New York		90,316,289

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 19.4% (Cost: $84,099,878)		90,316,289

Total Long-Term Investments — 159.5% (Cost: $684,467,926)		742,173,559

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.01%(h)(i)	9,404,150	$9,404,150

Total Short-Term Securities — 2.0% (Cost: $9,404,150)		9,404,150

Total Investments — 161.5% (Cost: $693,872,076)		751,577,709

Other Assets Less Liabilities — 1.1%		4,883,524

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.3)%		(47,731,576)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (52.3)%		(243,298,471)

Net Assets Applicable to Common Shares — 100.0%		$465,431,186

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	When-issued security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between June 15, 2025 to January 1, 2028, is $6,046,661.

(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

5

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$4,480,163	$4,923,987	(a)	$—	$—	$—	$9,404,150	9,404,150	$42	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	219	03/22/22	$28,641	$(261,158)
U.S. Long Bond	135	03/22/22	21,895	(410,833)
5-Year U.S. Treasury Note	205	03/31/22	24,880	(119,054)

				$(791,045)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level  2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level  3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$651,857,270	$—	$651,857,270
Municipal Bonds Transferred to Tender Option Bond Trusts	—	90,316,289	—	90,316,289

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$9,404,150	$—	$—	$9,404,150

	$9,404,150	$742,173,559	$—	$751,577,709

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(791,045)	$—	$—	$(791,045)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(47,726,061)	$—	$(47,726,061)
VRDP Shares at Liquidation Value	—	(243,600,000)	—	(243,600,000)

	$—	$(291,326,061)	$—	$(291,326,061)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

FHA	Federal Housing Administration

GO	General Obligation Bonds

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

7